NOTES PAYABLE-RELATED PARTIES	3 Months Ended
Mar. 31, 2023
Winvest Groups Ltd [Member]
Statement [Line Items]
RELATED PARTY LOANS

NOTE 6. NOTES PAYABLE-RELATED PARTIES

As of March 31, 2023, and December 31, 2022, the balance of notes payable related parties was $633,139 and $561,830, respectively.

The Company’s financing subsequent to the change of control on June 30, 2021 has come from the Winvest Group Limited (Cayman), an affiliate with the same name as the Company, and based in the Cayman Islands and the CEO of IQI. Winvest Group Limited (Cayman) is an equity holdings company in the wellness industry and shares the same board of directors as the Company. As of March 31, 2023, the balance of notes payable was comprised of $568,089 due to the Winvest Group Limited (Cayman) and $65,250 due to the CEO of IQI.